Consolidated Segment Data - Schedule of Information by Segment (Details) - Operating segments [member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues(1)
Revenues	[1]	$ 35,232,701	$ 32,635,191	$ 32,649,834
Operating profit /(loss)
Operating loss from continuing operations		(5,877,324)	(6,707,041)	(28,398,075)
Total other income from three segments		133,253	353,821	437,608
Loss before income tax from continuing operations		(5,292,522)	(6,008,572)	(28,307,958)
Provision for income tax (expense)/benefit		6,394	125,925	(434,320)
Net loss for the year from continuing operations		(5,286,128)	(5,882,647)	(28,742,278)
Net (loss)/profit for the year from discontinued operations		(1,356,923)	37,947	(847,104)
Net loss for the year		(6,643,051)	(5,844,700)	(29,589,382)
Net loss for the year attributable to:
Net loss attributable to equity holders of the Company		(6,657,185)	(5,864,165)	(29,571,661)
Net profit/(loss) attributable to non-controlling interests		14,134	19,465	(17,721)
Thailand [Member]
Revenues(1)
Revenues	[1]	35,086,635	32,510,204	31,930,845
Other Countries [Member]
Revenues(1)
Revenues	[1]	146,066	124,987	718,989
Secured Logistics Business [Member]
Revenues(1)
Revenues	[1]	34,950,014	32,436,289	31,892,550
Operating profit /(loss)
Operating loss from continuing operations		966,279	798,461	(1,895,092)
Foreign exchange gains (losses), net		13,433	29,410	241,813
Finance income (costs), net		(146,095)	(81,014)	(510,818)
AI&Robotics Solution Business [Member]
Revenues(1)
Revenues	[1]	282,687	198,902	757,284
Operating profit /(loss)
Operating loss from continuing operations		(1,587,863)	(629,446)	(21,805,386)
Foreign exchange gains (losses), net		596	(10,295)	55,567
Finance income (costs), net		(1,453)	(37,555)	(14,431)
Corporate and Others [Member]
Operating profit /(loss)
Operating loss from continuing operations	[2]	(5,255,740)	(6,876,056)	(4,697,597)
Foreign exchange gains (losses), net		(33,854)	(13,354)	7,646
Finance income (costs), net		$ 618,922	$ 457,456	$ (127,268)

[1]	Revenue excludes intercompany sales.
[2]	Includes impairment of goodwill on acquired subsidiaries, non-cash compensation expense, professional fees and consultancy fees for the Company. Non-cash stock-based compensation expense of $1,350,800, $1,849,356 and $1,101,800 for the years ended December 31, 2025, 2024 and 2023 was solely attributable to the Corporate and others segment, respectively.